March 17, 2000



Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 5th Street, N.W.
Washington, D.C.  20549-1004

     Re:  Washington Mutual Investors Fund, Inc.
          File Nos. 2-11051
                    811-604

Gentlemen:

     Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on March 9, 2000 of Registrant's Post-Effective Amendment No. 102 under The Securities Act of 1933 and Amendment No. 30 under The Investment Company Act of 1940.

                                        Sincerely,




                                        Howard L. Kitzmiller
                                        Senior Vice President,
                                        Secretary and Assistant Treasurer